LINE OF CREDIT	24 Months Ended
Dec. 31, 2014
LINE OF CREDIT [Text Block]
7.	LINE OF CREDIT

The Company retains a revolving line of credit with a financial institution. The Company renewed its revolving line of credit with a financial institution on November 21, 2014. The line of credit has a maximum outstanding aggregate loan balance not to exceed $3,250,000 in 2014. At December 31, 2014, the line of credit provides for variable interest based on the bank’s prime rate plus 0.75% ( 4.00% at December 31, 2014), payable monthly, with a maturity date of December 1, 2015. Borrowings under the line of credit are collateralized by the Company’s inventories and equipment. The Company had unused line of credit of $0 and outstanding balance of $3,250,000. The Company did not have any standby letters of credit as of December 31, 2014. Total interest expense was $110,091 for the year ended December 31, 2014.

At December 31, 2013, the renewed line of credit has a maximum outstanding aggregate loan balance not to exceed $3,250,000. The line of credit provides for variable interest based on the bank’s prime rate plus 0.75% or a floor of 4.00% ( 4.00% at December 31, 2013), payable monthly, with a maturity date of November 21, 2014. Borrowings under the line of credit are collateralized by the Company's inventories and equipment. At December 31, 2013, the Company had unused line of credit of $450,000 and an outstanding balance of $2,800,000. Total interest expense was $63,708 for the year ended December 31, 2013.

The Company is required to comply with certain financial covenants under the line of credit agreement. The Company was in compliance as of December 31, 2014 and 2013.